Long Term Receivable	12 Months Ended
Dec. 31, 2022
Long Term Receivable [Abstract]
LONG TERM RECEIVABLE
22.	LONG TERM RECEIVABLE

On October 19, 2022, the Company entered into a stock purchase agreement with a Purchaser and closed the transaction pursuant to the terms of the Stock Purchase Agreement, resulting in the Company’s sale of 20,000 shares of common stock (the “Shares”) in Hongri International Holding Limited (“Hongri”), constituting all of the issued and outstanding capital stock in Hongri, in consideration for $10,000,000.

The Purchaser issued to the Company a 5% promissory note in the principal amount of $10,000,000, in payment of the Purchase Price (the “Note”). The Note is payable in four installments, on the following dates and in the following amounts: (a) $1,000,000, together with an accrued interest, is payable on or before November 19, 2022; (b) $2,000,000, together with an accrued interest, is payable on or before April 19, 2023; (c) $3,000,000, together with an accrued interest, is payable on or before April 19, 2024, and (d) the remaining $4,000,000, together with an accrued interest, is payable on or before October 19, 2024. As the 5% interest rate is very close to the market rate, the management assessed the fair value of the note receivable is $10 million as of December 31, 2022.

Analyzed for reporting purposes as:

	As at December 31,
	2022	2021
Current portion	3,000,000	-
Non-current portion	7,000,000	-
Total receivable	10,000,000	-

As of April 24, 2023, the first two instalments of the principal amount $3,000,000 have been collected. The $1 million payment and $2 million instalment were received within few days by April 24, 2023. As these payments were received, we did not make impairment on the receivable balance.